Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating costs	$ 528,119	$ 491,275	$ 950,464	$ 1,112,249	$ 1,440,989	$ 311,104
Loss from operations	(528,119)	(491,275)	(950,464)	(1,112,249)	(1,440,989)	(311,104)
Other income (expense):
Interest income – bank				2	3	4
Interest and dividends earned on investments held in Trust Account	194,055	6,317	270,515	27,997
Interest earned on marketable securities held in Trust Account					33,576	65,744
Issuance costs related to warrant liability						(186,456)
Change in fair value of derivative warrant liabilities	(18,750)	6,646,688	4,231,093	7,533,260	7,457,876	(7,193,729)
Net income (loss)	$ (352,814)	$ 6,161,730	$ 3,551,144	$ 6,449,010	$ 6,050,466	$ (7,625,541)
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding (in Shares)	4,705,551	14,375,000	4,953,486	14,375,000	14,375,000	6,577,869
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding (in Shares)	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.04)	$ 0.34	$ 0.42	$ 0.36	$ 0.34	$ (0.75)